Schedule of reconciliation of provision of income tax (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Expected income tax credit at statutory rate, percent	25.00%	25.00%